INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (UNAUDITED) - USD ($) $ in Thousands	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Beginning balance at Dec. 31, 2021	$ 0	$ 683,764	$ (384,962)	$ 298,802
Beginning balance (Shares) at Dec. 31, 2021	134,098,120
Reclassification of warrants liability to equity	$ 0	15	0	15
Exercise of shares options	$ 0	311	0	311
Exercise of shares options (Shares)	524,938
Exercise of public warrants	$ 0	1	0	1
Exercise of public warrants (Shares)	100
Vesting of RSUs	$ 0	0	0	0
Vesting of RSUs (shares)	648,611
Share-based compensation	$ 0	9,165	0	9,165
Net Loss	0	0	(58,346)	(58,346)
Ending balance at Jun. 30, 2022	$ 0	693,256	(443,308)	249,948
Ending balance (Shares) at Jun. 30, 2022	135,271,769
Beginning balance at Dec. 31, 2022	$ 0	703,851	(511,834)	192,017
Beginning balance (Shares) at Dec. 31, 2022	136,185,264
Reclassification of warrants liability to equity	$ 0	8	0	8
Exercise of shares options	$ 0	232	0	$ 232
Exercise of shares options (Shares)	289,851			289,851
Vesting of RSUs	$ 0	0	0	$ 0
Vesting of RSUs (shares)	661,280
Share-based compensation	$ 0	10,443	0	10,443
Net Loss	0	0	(65,974)	(65,974)
Ending balance at Jun. 30, 2023	$ 0	$ 714,534	$ (577,808)	$ 136,726
Ending balance (Shares) at Jun. 30, 2023	137,136,395